Segment Reporting (Operating Revenues from Products and Services) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating revenues:
Total operating revenues	¥ 4,584,552	¥ 4,527,084	¥ 4,383,397
Total Segments
Operating revenues:
Telecommunications services	2,985,094	2,815,507	2,747,155
Mobile communications services revenues	2,843,962	2,767,591	2,736,649
Optical-fiber broadband service and other telecommunications services revenues	141,132	47,916	10,506
Equipment sales	719,161	860,486	904,089
Other operating revenues	880,297	851,091	732,153
Total operating revenues	4,584,552	4,527,084	4,383,397
Total Segments | Voice Revenues
Operating revenues:
Technology services revenues	875,203	849,440	883,844
Total Segments | Packet communications revenues
Operating revenues:
Technology services revenues	¥ 1,968,759	¥ 1,918,151	¥ 1,852,805